DEAN LARGE CAP VALUE FUND

DEAN SMALL CAP VALUE FUND

DEAN INTERNATIONAL FUND

Supplement to the Prospectus dated August 1, 2007

Supplement dated April 30, 2008

Buying Fund Shares

The information below supplements the information found under the heading “Buying Fund Shares” in the Prospectus.

The Funds may waive or lower investment minimums for investors who invest in the Funds through an asset-based fee program made available through a financial intermediary.

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Funds’ transfer agent, relocated its offices. As a result of this move, the address to which overnight deliveries should be sent has changed. Purchase requests, redemption requests, and other correspondence related to your account in a Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

Dean Funds	Dean Funds
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (888) 899-8343.

Portfolio Managers

Effective immediately, Mr. Paul Markham serves as the portfolio manager for the Dean International Fund. As a result, the information below replaces the information found under the heading “Portfolio Managers – International Fund” in the Prospectus.

Paul Markham is responsible for managing the day-to-day operations of the International Fund. Mr. Markham has been with Newton Capital Management, Ltd., the Fund’s sub-adviser, since 1998. He joined the global equity team in 2001, and currently serves as Director of Investment Management (Global Equities). At Newton, Mr. Markham manages a range of global benchmark funds. Mr. Markham graduated from the University of Sheffield in 1995 with a BA in Modern Languages. He then joined Visa International, with responsibility for relationships with French-speaking banks. From 1997 to 1998, he was a Client Services Executive with Morgan Stanley & Co.

The Funds’ Statement of Additional Information provides additional information about the Funds’ portfolio managers, including each portfolio manager’s compensation, other accounts that they manage, and their ownership of shares of the Funds.

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This supplement supersedes and replaces prior supplements to the Prospectus dated August 1, 2007. This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Statement of Additional Information, dated August 1, 2007, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (888) 899-8343.

DEAN LARGE CAP VALUE FUND

DEAN SMALL CAP VALUE FUND

DEAN INTERNATIONAL FUND

Supplement to the Statement of Additional Information dated August 1, 2007

Supplement dated April 30, 2008

Portfolio Managers

The information below supplements the information provided under the heading “The Portfolio Managers” in the Statement of Additional Information.

Dean’s Portfolio Manager, Mr. Kevin Laub, is solely responsible for managing the day-to-day operations of the Large Cap Value Fund and the Small Cap Value Fund. As of March 31, 2007, Mr. Laub also was responsible for managing the following types of accounts other than the Funds:

Portfolio Manager	Total Accounts By Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Kevin Laub, CFA	Registered Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 846	Registered Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: $453.0 million	Registered Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Registered Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0

Kevin Laub receives an industry competitive base salary from Dean Investment Associates. In addition, he is eligible for bonus salary based on the overall operations of Dean Investment Associates, C.H. Dean, Inc., the parent of Dean Investment Associates (“C.H. Dean”) and the other subsidiaries of C.H. Dean. Mr. Laub also participates in the C.H. Dean Profit Sharing Plan (retirement plan) in the same manner as all other employees.

Newton’s Portfolio Manager, Mr. Paul Markham, is solely responsible for managing the day-to-day operations of the International Fund. As of March 31, 2008, Mr. Markham also was responsible for managing the following types of accounts other than the Fund:

Portfolio Manager	Total Accounts By Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Paul Markham	Registered Investment Companies: 2 Pooled Investment Vehicles: 5 Other Accounts: 5	Registered Investment Companies: $66 million Pooled Investment Vehicles: $825 million Other Accounts: $1,140 million	Registered Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 4	Registered Investment Companies: $0 Pooled Investment Vehicles: $0 Other Accounts: $783 million

Paul Markham’s compensation paid by Newton generally is represented by salary, bonus and benefits from Newton’s phantom equity incentive program. He receives an industry competitive base salary. He may also receive an annual incentive cash bonus based on his performance as a portfolio manager, his contribution to the investment process and business development for Newton generally, and other relevant factors. Annual incentive cash bonuses are discretionary and are measured in one, three and five-year periods. In addition, Mr. Markham participates in a phantom equity incentive program, through which up to 12% of the value of Newton is granted as incentives to Newton’s valued personnel (including Mr. Markham) over rolling four year vesting periods. The benefits under the phantom equity plan are related directly to the financial performance of Newton.

Although Mr. Markham’s compensation is not tied to the performance of any one account, Newton receives a performance fee in connection with four accounts that are managed by Mr. Markham. The performance fee for each of these accounts is calculated on an annual basis, and is determined by comparing an account’s performance on a pre-tax basis to that of an appropriate index for the account. The performance fee may create a potential conflict of interest by providing an incentive for Mr. Markham to allocate more volatile stocks with greater capital appreciation potential to the accounts with performance fees rather than to the International Fund in order to increase Newton’s compensation and potentially his own compensation.

As of March 31, 2008, Mr. Markham did not own any shares of the Funds.

Trustees and Officers

The following information supplements the information found under the heading “Trustees and Officers” in the Statement of Additional Information:

Effective December 1, 2007, Nancy V. Kelly is a Trustee of the Unified Series Trust (the “Trust”). Ms. Kelly (Age 52) has been an Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001. Ms. Kelly is deemed an interested Trustee because she is an officer of an entity that is under common control with Unified Financial Securities, Inc., the Funds’ distributor. As an interested Trustee, Ms. Kelly receives no compensation from any of the Funds. As of December 31, 2007, she owns no shares of any of the Funds.

Effective February 22, 2008, the Board of Trustees of the Trust appointed William Murphy as the Interim Treasurer and Chief Financial Officer of the Trust to fill the vacancy created by the resignation of the prior Treasurer. Mr. Murphy (Age 45) has been the Manager of Fund Administration for Unified Fund Services, Inc., the Trust’s administrator, since October 2007. He was Supervisor, Separate Accounts Administration, for American United Life Insurance Company from 2000 to October 2007. Mr. Murphy receives no compensation from any of the Funds.

As of October 8, 2007, the address for all Trustees and Officers of the Trust is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.

Service Providers

As of October 8, 2007, the address for the following Fund service providers has changed:

•	Unified Fund Services, Inc. – the Funds’ transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Funds’ principal underwriter

The new address is:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

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This Supplement supersedes and replaces prior supplements to the Statement of Additional Information dated August 1, 2007. Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Funds’ prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (888) 899-8343.